Net debt (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of the net debt ratio

Net debt*	Second	Second	Fourth	First	First
	quarter	quarter	quarter	half	half
$ million	2022	2021	2021	2022	2021
Finance debt(a)	52,866	68,247	61,176	52,866	68,247
Fair value (asset) liability of hedges related to finance debt(b)	3,058	(1,285)	118	3,058	(1,285)
	55,924	66,962	61,294	55,924	66,962
Less: cash and cash equivalents	33,108	34,256	30,681	33,108	34,256
Net debt(c)	22,816	32,706	30,613	22,816	32,706
Total equity	81,563	93,232	90,439	81,563	93,232
Gearing*	21.9%	26.0%	25.3%	21.9%	26.0%
(a)The fair value of finance debt at 30 June 2022 was $49,056 million (31 December 2021 $62,946 million, 30 June 2021 $70,589 million).
(b)Derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $246 million at 30 June 2022 (second quarter 2021 liability of $308 million) are not included in the calculation of net debt shown above as hedge accounting is not applied for these instruments.
(c)Net debt does not include accrued interest, which is reported within other receivables and other payables on the balance sheet and for which the associated cash flows are presented as operating cash flows in the group cash flow statement.
As part of actively managing its debt portfolio, in the second quarter the group bought back $4.5 billion of finance debt (second quarter 2021 $nil) consisting entirely of US dollar bonds. Year to date the group has bought back a total of $4.5 billion of finance debt ($3.9 billion equivalent for the comparative period in 2021 consisting of US dollar, euro and sterling bonds). Derivatives associated with non-US dollar debt bought back in the comparative period were also terminated. In addition, on 25 July 2022 the group exercised its option to redeem finance debt with an outstanding aggregate principal amount of $2.9 billion on 24 August 2022. These transactions have no significant impact on net debt or gearing.